SECURITIES - Securities - Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	$ 9,451	$ 8,700
Debt securities, available-for-sale, unrealized losses, less than twelve months	18	52
Debt securities, available-for-sale, fair value, twelve months or more	454,043	531,888
Debt securities, available-for-sale, unrealized losses, twelve months or more	51,366	62,697
Debt securities, available-for-sale, fair value, total	463,494	540,588
Debt securities, available-for-sale, unrealized losses, total	51,384	62,749
U.S. agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	972	324
Debt securities, available-for-sale, unrealized losses, less than twelve months	1	1
Debt securities, available-for-sale, fair value, twelve months or more	6,884	7,565
Debt securities, available-for-sale, unrealized losses, twelve months or more	403	699
Debt securities, available-for-sale, fair value, total	7,856	7,889
Debt securities, available-for-sale, unrealized losses, total	404	700
U.S. agency residential mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	6,931	147
Debt securities, available-for-sale, unrealized losses, less than twelve months	5	0
Debt securities, available-for-sale, fair value, twelve months or more	49,103	61,219
Debt securities, available-for-sale, unrealized losses, twelve months or more	6,501	9,499
Debt securities, available-for-sale, fair value, total	56,034	61,366
Debt securities, available-for-sale, unrealized losses, total	6,506	9,499
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	7,186	11,641
Debt securities, available-for-sale, unrealized losses, twelve months or more	853	1,180
Debt securities, available-for-sale, fair value, total	7,186	11,641
Debt securities, available-for-sale, unrealized losses, total	853	1,180
Private label mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	2,551
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	8
Debt securities, available-for-sale, fair value, twelve months or more	39,234	66,411
Debt securities, available-for-sale, unrealized losses, twelve months or more	2,443	4,488
Debt securities, available-for-sale, fair value, total	39,234	68,962
Debt securities, available-for-sale, unrealized losses, total	2,443	4,496
Other asset backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	1,392	3,984
Debt securities, available-for-sale, unrealized losses, less than twelve months	3	19
Debt securities, available-for-sale, fair value, twelve months or more	24,417	27,052
Debt securities, available-for-sale, unrealized losses, twelve months or more	476	715
Debt securities, available-for-sale, fair value, total	25,809	31,036
Debt securities, available-for-sale, unrealized losses, total	479	734
Obligations of states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	156	221
Debt securities, available-for-sale, unrealized losses, less than twelve months	9	1
Debt securities, available-for-sale, fair value, twelve months or more	280,246	288,570
Debt securities, available-for-sale, unrealized losses, twelve months or more	38,991	42,096
Debt securities, available-for-sale, fair value, total	280,402	288,791
Debt securities, available-for-sale, unrealized losses, total	39,000	42,097
Corporate
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	1,473
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	23
Debt securities, available-for-sale, fair value, twelve months or more	45,986	68,448
Debt securities, available-for-sale, unrealized losses, twelve months or more	1,696	4,016
Debt securities, available-for-sale, fair value, total	45,986	69,921
Debt securities, available-for-sale, unrealized losses, total	1,696	4,039
Trust preferred
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	987	982
Debt securities, available-for-sale, unrealized losses, twelve months or more	3	4
Debt securities, available-for-sale, fair value, total	987	982
Debt securities, available-for-sale, unrealized losses, total	$ 3	$ 4